Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000008461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008461 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008461 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008461 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000008461 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000008461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000008461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008461 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008461 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008461 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008461 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008461 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008461 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008461 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008461 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000008461 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008461 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008461 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008461 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008461 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008461 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008461 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000008463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008463 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008463 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008463 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000008463 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000008463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000008463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008463 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008463 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008463 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008463 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008463 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008463 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008463 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000008463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008463 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008463 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008463 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008463 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008463 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000008460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008460 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008460 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008460 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000008460 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008460 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008460 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000008460 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008460 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000008460 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008460 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000008460 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008460 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008460 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008460 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008460 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008460 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008460 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008460 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008460 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008460 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000008460 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008460 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008460 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008460 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008460 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008460 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008460 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000156058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156058 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156058 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000156058 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000156058 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156058 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156058 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000156058 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000156058 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000156058 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156058 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000156058 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156058 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156058 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156058 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156058 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000156058 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156058 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000156058 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156058 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156058 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156058 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156058 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156058 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000156058 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000008464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008464 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008464 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008464 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000008464 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008464 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008464 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008464 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000008464 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008464 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008464 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008464 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008464 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000008466 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000008466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008466 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008466 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008466 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074340 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074340 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000074340 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000074340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000074340 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074340 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074340 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074340 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074340 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000101896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000101896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000101896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000101896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101896 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101896 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000217963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000217963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000217963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000217963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217963 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217963 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000008467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000008467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008467 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008467 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008469 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008469 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008469 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000008469 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008469 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008469 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000008469 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008469 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008469 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074341 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074341 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000074341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000074341 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074341 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074341 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000074342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000074342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074342 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074342 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109254 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109254 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109254 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000109254 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000109254 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109254 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109254 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000109254 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109254 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109254 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109254 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109254 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000109255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109255 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109255 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109255 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000109255 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000109255 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109255 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109255 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000109255 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109255 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109255 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109255 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109255 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000109257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000109257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000109257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000109257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109257 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109257 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109257 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000109256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000109256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000109256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000109256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000109256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109256 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109256 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000117280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117280 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[1]
C000117280 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000117280 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[1]
C000117280 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[1]
C000117280 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[1]
C000117280 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[1]
C000117280 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000117280 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000117280 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117280 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117280 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000117280 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117280 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117280 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117280 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117280 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117280 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117280 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117281 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[2]
C000117281 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000117281 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[2]
C000117281 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[2]
C000117281 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[2]
C000117281 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[2]
C000117281 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000117281 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000117281 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117281 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117281 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000117281 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117281 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117281 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117281 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117281 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117281 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117281 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117281 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117282 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[3]
C000117282 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000117282 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[3]
C000117282 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[3]
C000117282 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[3]
C000117282 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[3]
C000117282 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000117282 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000117282 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117282 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117282 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000117282 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117282 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117282 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117282 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117282 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117282 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117282 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117282 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117283 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[4]
C000117283 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000117283 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[4]
C000117283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[4]
C000117283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[4]
C000117283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[4]
C000117283 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000117283 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000117283 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117283 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117283 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000117283 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117283 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117283 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117283 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117283 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117283 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206050 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206050 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206050 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000206050 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000206050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000206050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206050 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000206050 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000206050 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206050 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206050 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206050 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206050 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000206050 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206050 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000206051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206051 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206051 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206051 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000206051 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000206051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000206051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206051 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000206051 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000206051 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206051 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000206051 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206051 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206051 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000206051 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206051 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140622 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000140622 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140622 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140622 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000140622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000140622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000140622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000140622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000140622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000140622 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000140622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140622 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000140622 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140622 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140623 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000140623 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140623 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000140623 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000140623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000140623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000140623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000140623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140623 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000140623 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000140623 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000140623 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140623 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140623 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140623 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000140623 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140623 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000227353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227353 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000227353 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227353 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000227353 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000227353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000227353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000227353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000227353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227353 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227353 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000227353 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000227353 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227353 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000227353 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227353 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227353 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000227353 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227353 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000226977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226977 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000226977 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000226977 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[5]
C000226977 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000226977 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[5]
C000226977 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[5]
C000226977 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
C000226977 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000226977 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000226977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226977 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226977 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226977 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000226977 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000226977 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226977 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226977 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000226977 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226977 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226976 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000226976 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000226976 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[6]
C000226976 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6]
C000226976 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[6]
C000226976 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[6]
C000226976 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000226976 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[6]
C000226976 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000226976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226976 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226976 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226976 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000226976 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000226976 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226976 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226976 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000226976 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226976 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226978 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000226978 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000226978 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[7]
C000226978 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000226978 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[7]
C000226978 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[7]
C000226978 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000226978 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[7]
C000226978 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000226978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226978 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226978 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226978 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000226978 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000226978 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226978 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226978 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000226978 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226978 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226979 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000226979 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000226979 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[8]
C000226979 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[8]
C000226979 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[8]
C000226979 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[8]
C000226979 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000226979 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]
C000226979 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000226979 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226979 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226979 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226979 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000226979 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226979 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000226979 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226979 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226979 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000226979 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226979 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.